CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of Year		$ 386,306	$ 809,481	$ 3,913
Restricted Cash - Beginning of Year	$ 8,651		0
Cash and Restricted Cash - Beginning of Year	8,651	386,306	809,481	3,913
Cash - End of Year			386,306	809,481
Restricted Cash - End of Year	1,008	8,651		0
Cash and Restricted Cash - End of Year	$ 1,008	$ 8,651	$ 386,306	$ 809,481